Note 4 - Receivables - Schedule of Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Feb. 28, 2017
Statement Line Items [Line Items]
Sales tax receivables	$ 470	$ 89	$ 83
Government assistance and tax credits receivable	282	115	81
Other receivables	7	2	2
Total receivables	$ 759	$ 206	$ 166